GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2025 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long COIN Daily ETF
March 31, 2025 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 10.04%(a)
United States Treasury Bill, 4.276% , 05/06/2025	$49,000,000	$48,798,488
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $48,798,016)		48,798,488
TOTAL INVESTMENTS - 10.04%
(Cost $48,798,016)		$48,798,488
Other Assets In Excess Of Liabilities - 89.96%		437,305,719
NET ASSETS (100.00%)		$486,104,207

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation(a)	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Coinbase Global, Inc.	$85,356,492	SOFRRATE	600 bps	At Termination	Receive	10/07/2025	$79,088,016	$(6,268,476)
Clear Street, LLC	Coinbase Global, Inc.	375,523,518	OBFR01	700 bps	Monthly	Receive	10/14/2025	396,253,006	20,729,488
Goldman Sachs	Coinbase Global, Inc.	77,411,249	SOFRRATE	600 bps	Monthly	Receive	12/08/2025	71,475,450	(5,935,799)
Natixis SA	Coinbase Global, Inc.	147,134,757	FEDL01	650 bps	Monthly	Receive	04/07/2026	146,498,838	(635,919)
Nomura Holdings, Inc.	Coinbase Global, Inc.	195,025,157	OBFR01	1150 bps	Monthly	Receive	04/30/2026	195,025,157	–
TD Cowen	Coinbase Global, Inc.	89,803,780	OBFR01	200 bps	Monthly	Receive	03/02/2026	81,464,790	(8,338,990)
TOTAL		$970,254,953						$969,805,257	$(449,696)

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long COIN Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$48,798,488	$–	$48,798,488
Total	$–	$48,798,488	$–	$48,798,488

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$20,729,488	$–	$20,729,488
Liabilities
Total Return Swap Contracts	$–	$(21,179,184)	$–	$(21,179,184)
Total	$–	$(449,696)	$–	$(449,696)